UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                      FORM 24F-2
                          ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2


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1.    Name and address of issuer:
      	EGA Emerging Global Shares Trust
      	155 West 19th Street, 3rd Floor
      	New York, NY 10011

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2. The name of each series or class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or
 classes): |x|

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3.   Investment Company Act File Number:

	811-22255

     Securities Act File Number:
        333- 155709

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4(a). Last day of fiscal year for which this Form is filed:

        "March 31, 2015"

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4(b). |_| Check box if this Form is being filed late (i.e. more
than 90	calendar days after the end of the issuer's fiscal year).
 (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f): $ 568,626,527

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:  $ 293,517,267

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
	    "than October 11, 1995 that were not"
	    previously used to reduce
            registration fees payable to the
            Commission:     $ 0

     (iv)   Total available redemption credits
     	    [add Items 5(ii) and 5(iii)]: $ 293,517,267

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:  $	275,109,260


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     (vi)   Redemption credits available for use
	    in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:   $0

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     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9): 0.0001162


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter ""0"" if"
            no fee is due):=  $ 31,967.70

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6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                    + $ 0
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8.   Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
                   = $ 31,967.70
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

                    |x|  Wire Transfer #0611B1QGC02C005734

                    |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                               /s/ Susan M. Ciccarone
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                                     Susan M. Ciccarone
                                     CFO
Date:    	                     June 16, 2015